Financial instruments (Details 4) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Transfers out of Level 3 of fair value hierarchy, assets	$ 86
Financial liabilities		$ 34,625
Straight bonds [member]
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	25,600		$ 23,800
Financial liabilities	$ 25,400		$ 23,000